Employee Benefits - Summary of Movement in Reserve for Employee Termination Benefits (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Employee termination benefits,beginning balance	₺ 160,613	₺ 149,449
Service cost	35,831	26,971
Remeasurements	36,385	(12,699)
Interest expense	25,566	16,957
Benefit payments	(36,231)	(20,065)
Employee termination benefits,ending balance	₺ 222,164	₺ 160,613